Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Finance Income and Finance Expenses

	2020	2019	2018
	(EUR’000)
Finance income
Interest income	1,812	10,056	4,020
Exchange rate gains	—	7,747	20,694

Total finance income	1,812	17,803	24,714

Finance expenses
Interest expenses	1,918	1,221	127
Exchange rate losses	78,924	—	—

Total finance expenses	80,842	1,221	127